BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Inventory
Details of inventory in the consolidated balance sheets as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Finished products	$233,092	$208,671
Raw materials and work in progress	70,035	105,771
Crop growing costs	29,016	26,923
Agricultural and other operating supplies	46,449	52,785
Inventories, net of allowances	$378,592	$394,150